Accrued Liabilities and Other and Other Long-Term Liabilities	12 Months Ended
Dec. 31, 2021
Payables and Accruals [Abstract]
Accrued Liabilities and Other and Other Long-Term Liabilities
6. Accrued Liabilities and Other and Other Long-Term Liabilities
The following tables reflect the components of accrued liabilities and other and other long-term liabilities, excluding the Teekay Gas Business (see Note 23), as at the dates indicated:
Accrued Liabilities and Other

	December 31, 2021 $	December 31, 2020 $
Accrued liabilities	93,728	122,511
Deferred revenues - current	852	4,208
Current portion of derivative liabilities (note 15)	180	1,260
Office lease liability – current (note 1)	2,142	1,595
Asset retirement obligation - current	6,161	12,000
	103,063	141,574
Other Long-Term Liabilities

	December 31, 2021 $	December 31, 2020 $
Unrecognized tax benefits (note 21)	46,956	51,562
Asset retirement obligation	8,792	37,996
Office lease liability – long-term (note 1)	8,666	9,396
Pension liabilities	7,416	9,172
Derivative liabilities (note 15)	—	597
Other	678	352
	72,508	109,075

Asset Retirement Obligations

In the first quarter of 2020, CNR International (U.K.) Limited (or CNRI) provided formal notice to Teekay of its intention to cease production in June 2020 and to decommission the Banff field shortly thereafter. As such, in the third quarter of 2020, the Company removed the Petrojarl Banff FPSO from the Banff field and redelivered the related Apollo Spirit FSO to its owners. The Company is currently in the process of recycling the FPSO unit at an EU-approved shipyard and was also required to recycle the subsea equipment following removal from the field (or Phase 2). During the first half of 2020, the ARO relating to the Petrojarl Banff FPSO unit and Phase 2 was increased based on changes to cost estimates and the carrying value of the unit was fully written down.

In April 2021, Teekay and CNRI, on behalf of the Banff joint venture, entered into a Decommissioning Services Agreement (or DSA), whereby Teekay engaged CNRI to assume full responsibility for Teekay’s remaining Phase 2 obligations. The DSA was subject to certain conditions precedent that needed to be satisfied by June 1, 2021 (or any agreed extension thereto), failing which the DSA could have been terminated by either party. On May 27, 2021, all conditions precedent of the DSA that needed to be satisfied by June 1, 2021 were met. As such, Teekay was deemed to have fulfilled its prior decommissioning obligations associated with the Banff field and the Company derecognized the ARO and its associated receivable, resulting in a $33.0 million gain that has been included in asset retirement obligation extinguishment gain in the consolidated statements of (loss) income for the year ended December 31, 2021. As at December 31, 2021, as a result of the aforementioned extinguishment, the ARO and associated receivable, which was recorded in goodwill, intangibles, and other non-current assets, were $nil and $nil, respectively (2020 – $42.4 million and $9.3 million, respectively).
In March 2020, Teekay Parent entered into a new bareboat charter contract with the existing charterer of the Petrojarl Foinaven FPSO unit, which can be extended up to December 2030. Under the terms of the new contract, Teekay received a cash payment of $67 million in April 2020, and will receive a nominal per day rate over the life of the contract and a fixed lump sum payment upon redelivery, which is expected to cover the majority of the costs of recycling the FPSO unit in accordance with the EU Ship Recycling Regulation. The total costs of recycling the FPSO unit will depend on a number of factors, including, among others, the nature and extent of prevailing EU Ship Recycling Regulation, the condition of the FPSO unit, and the availability of recycling facilities.

In April 2021, the charterer of the Petrojarl Foinaven FPSO unit announced its decision to suspend production from the Foinaven oil fields and permanently remove the Petrojarl Foinaven FPSO unit from the site. The Company currently expects the FPSO unit will be redelivered to Teekay Parent in August 2022, at which point the Company expects to receive the fixed lump sum payment from the charterer and intends to green-recycle the FPSO unit. During the year ended December 31, 2021, the Company increased the ARO liability relating to the Petrojarl Foinaven FPSO unit by $6.6 million, which consisted of a $2.7 million increase in the present value of the liability as a result of the earlier than expected redelivery of the FPSO unit and a $3.9 million increase in the cost estimate to recycle the unit, which has been included in other loss in the consolidated statements of (loss) income. As of December 31, 2021, the carrying value of the related lease asset was $12.0 million which is comprised of the expected fixed lump sum payment, the expected residual value of the asset and the day rate to be received over the remaining life of the contract, partially offset by a credit loss provision. As of December 31, 2021, the present value of the Petrojarl Foinaven FPSO unit's estimated asset retirement obligation relating to recycling costs was $14.8 million.